Note 3 - Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
Oct. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Number of segments	2
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 0
Bottom of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	5 years
Top of range [member]
Statement Line Items [Line Items]
Useful life measured as period of time, property, plant and equipment (Year)	20 years
DRT Cyber Inc.[member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
The 11409891 Canada Inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
VersaJet Inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%